Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events
Subsequent Events

28.Subsequent Events

On February 10, 2025, three shareholders transferred 793,868,246 Class A ordinary shares which are obtained from the transaction disclosed in note 19 to American depositary shares. As of the reporting date, there is 52,370,006 Class A ordinary shares have not been transferred.